Pension Plans And Other Post-retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Benefit Payments Of Expected Future Service

	Pension Benefits	Other Post-retirement Benefits
Years:
2014	$11,601	$1,680
2015	12,400	1,897
2016	13,212	2,177
2017	14,048	2,464
2018	14,948	2,760
2019-2023	87,278	17,027

Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets

	Pension Benefits		Other Post-retirement Benefits
	2013	2012	2013	2012

Change in benefit obligation:
Benefit obligation at January 1,	$303,077	$237,087	$63,033	$50,189
Service cost	5,313	4,920	1,525	1,309
Interest cost	12,660	12,728	2,579	2,482
Actuarial (gain) loss	(30,223)	34,750	(9,024)	5,218
Plan participants' contributions	-	-	190	199
Benefits paid	(10,332)	(9,329)	(1,129)	(1,160)
Plan amendments	666	-	-	(392)
Acquisition	-	23,652	-	5,188
Settlements	-	(731)	-	-
Benefit obligation at December 31,	281,161	303,077	57,174	63,033

Change in plan assets:
Fair value of plan assets at January 1,	190,084	148,912	34,054	28,131
Actual return on plan assets	36,517	17,153	5,800	2,019
Employer contributions	16,078	15,256	1,913	1,905
Benefits paid	(10,332)	(9,329)	(927)	(941)
Acquisition	-	18,823	-	2,940
Settlements	-	(731)	-	-
Fair value of plan assets at December 31,	232,347	190,084	40,840	34,054

Funded status of plan:
Net amount recognized at December 31,	$48,814	$112,993	$16,334	$28,979

Schedule Of Net Liability Recognized On Consolidated Balance Sheets

	Pension Benefits		Other Post-retirement Benefits
	2013	2012	2013	2012

Current liability	$366	$222	$-	$-
Noncurrent liability	48,448	112,771	16,334	28,979
Net liability recognized	$48,814	$112,993	$16,334	$28,979

Schedule Of Accumulated And Projected Benefit Obligations

	Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
	2013	2012

Projected benefit obligation	$281,161	$303,077
Fair value of plan assets	232,347	190,084

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
	2013	2012

Accumulated benefit obligation	$246,843	$267,400
Fair value of plan assets	232,347	190,084

Components Of Net Periodic Benefit Costs

	Pension Benefits			Other Post-retirement Benefits
	2013	2012	2011	2013	2012	2011

Service cost	$5,313	$4,920	$4,127	$1,525	$1,309	$1,092
Interest cost	12,660	12,728	12,052	2,579	2,482	2,414
Expected return on plan assets	(14,770)	(13,588)	(11,731)	(2,268)	(1,950)	(1,689)
Amortization of transition obligation	-	-	-	-	-	104
Amortization of prior service cost	228	277	253	(295)	(299)	(268)
Amortization of actuarial loss	8,169	6,568	3,578	1,479	1,024	783
Amortization of regulatory asset	-	-	-	-	69	137
Settlement loss	-	304	-	-	90	-
Capitalized costs	(4,231)	(3,696)	(3,499)	(745)	(671)	(668)
Net periodic benefit cost	$7,369	$7,513	$4,780	$2,275	$2,054	$1,905

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

	Pension Benefits		Other Post-retirement Benefits
	2013	2012	2013	2012

Net actuarial loss	$46,843	$106,980	$7,280	$21,315
Prior service cost (credit)	1,734	1,297	(682)	(977)
Total recognized in regulatory assets	$48,577	$108,277	$6,598	$20,338

Schedule Of Assumptions Related To Pension And Other Postretirement benefit Plans

The significant assumptions related to the Company’s benefit obligations are as follows:

	Pension Benefits		Other Post-retirement Benefits
	2013	2012	2013	2012
Weighted Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount rate	5.12%	4.17%	5.12%	4.17%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend Rates Used to Determine Benefit Obligations as of December 31,
Health care cost trend rate	n/a	n/a	7.5%	8.0%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2019	2019

n/a – Assumption is not applicable to pension benefits.

The significant assumptions related to the Company’s net periodic benefit costs are as follows:

	Pension Benefits			Other Post-retirement Benefits
	2013	2012	2011	2013	2012	2011
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Discount rate	4.17%	5.00%	5.75%	4.17%	5.00%	5.75%
Expected return on plan assets	7.50%	7.75%	7.8%	5.00-7.50%	5.17-7.75%	5.17-7.75%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0-4.5%	4.0%	4.0%	4.0%

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	n/a	8.0%	8.5%	9.0%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2019	2019	2019

n/a – Assumption is not applicable to pension benefits.

Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on the health-care component of the accrued other post-retirement benefit obligation	$3,690	$(3,490)
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost	$308	$(285)

Schedule Of Changes In The Fair Value For Pension Assets Valued Using Significant Unobservable Inputs

		Percentage of Plan Assets at December 31,
	Target Allocation	2013	2012
Asset Class:
Domestic equities	25 to 75%	65%	55%
International equities	0 to 10%	7%	8%
Fixed income	25 to 50%	24%	22%
Alternative investments	0 to 5%	1%	2%
Cash and cash equivalents	0 to 20%	3%	13%
Total	100%	100%	100%

Pension Benefits [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s pension plans’ assets at December 31, 2013 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Domestic equities (1)
Common stocks	$149,456	$149,456	$-	$-
Mutual funds	2,215	2,215	-	-
International equities (2)	16,256	16,256	-	-
Fixed income (3)
U.S. Treasury and government agency bonds	24,750	-	24,750	-
Corporate and foreign bonds	6,459	-	6,459	-
Mutual funds	24,640	24,640	-	-
Alternative investments (4)
Real estate	1,950	1,950	-	-
Commodity funds	1,291	1,291	-	-
Cash and cash equivalents (5)	5,330	-	5,330	-
Total pension assets	$232,347	$195,808	$36,539	$-

The fair value of the Company’s pension plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Domestic equities (1)
Common stocks	$105,381	$105,381	$-	$-
International equities (2)	14,531	14,531	-	-
Fixed income (3)
U.S. Treasury and government agency bonds	12,156	-	12,156	-
Corporate and foreign bonds	5,975	-	5,975	-
Mutual funds	23,226	23,226	-	-
Alternative investments (4)
Real estate	2,890	2,890	-	-
Commodity funds	1,700	1,700	-	-
Cash and cash equivalents (5)	24,225	-	24,225	-
Total pension assets	$190,084	$147,728	$42,356	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(4)

Investments in real estate are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets.  Investments in commodity funds are valued using unadjusted quoted prices obtained from active markets.

(5)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Other Postretirement Benefits [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2013 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Domestic equities (1)
Common stocks	$12,811	$12,811	$-	$-
Mutual funds	10,977	10,977	-	-
International equities (2)	2,061	2,061	-	-
Fixed income (3)
U.S. Treasury and government agency bonds	4,679	-	4,679	-
Corporate and foreign bonds	3,933	-	3,933	-
Mutual funds	1,393	1,393	-	-
Alternative investments (4)	162	162	-	-
Cash and cash equivalents (5)	4,824	-	4,824	-
Total other post-retirement assets	$40,840	$27,404	$13,436	$-

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Domestic equities (1)
Common stocks	$8,219	$8,219	$-	$-
Mutual funds	5,378	5,378	-	-
International equities (2)	1,895	1,895	-	-
Fixed income (3)
U.S. Treasury and government agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	2,735	-	2,735	-
Mutual funds	1,398	1,398	-	-
Alternative investments (4)	143	143	-	-
Cash and cash equivalents (5)	9,535	-	9,535	-
Total other post-retirement assets	$34,054	$17,033	$17,021	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(4)	Investments in alternative investments are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets.
(5)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Schedule Of Target Asset Allocations

		Percentage of Plan Assets at December 31,
	Target Allocation	2013	2012
Asset Class:
Domestic equities	25 to 75%	58%	40%
International equities	0 to 10%	5%	6%
Fixed income	25 to 50%	24%	26%
Alternative investments	0 to 5%	1%	1%
Cash and cash equivalents	0 to 20%	12%	27%
Total	100%	100%	100%